Maturities of certain current assets and liabilities	12 Months Ended
Dec. 31, 2017
Maturities of certain current assets and liabilities
Maturities of certain current assets and liabilities

12.          Maturities of certain current assets and liabilities:

The Company’s current assets and current liabilities include all assets and liabilities that mature within the Company’s operating cycle. The table below gives the maturity profile of certain current assets and current liabilities where the maturities extend beyond twelve months.

	Due within	Due after
December 31, 2017	one year	one year	Total
Construction contract assets	$104.5	$23.8	$128.3
Inventories	52.0	44.5	96.5
Non-financial assets	110.9	14.3	125.2
Non-financial liabilities	209.2	—	209.2
Construction contract liabilities	243.3	15.6	258.9

	Due within	Due after
December 31, 2016	one year	one year	Total
Construction contract assets	$85.3	$—	$85.3
Inventories	64.1	33.5	97.6
Non-financial assets	100.5	23.7	124.2
Non-financial liabilities	12.9	—	12.9
Construction contract liabilities	282.4	10.6	293.0